Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Summary of collaboration revenues by destination

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
United States of America	€266,588	€665,174	€414,129
Europe	46,577	118,354	91,151
Total net revenues	€313,165	€783,528	€505,280

minus:
United States of America	€25,802	€425,466	€172,980
Europe	11,714	118,338	91,051
Total net revenues from discontinued operations	€37,516	€543,804	€264,031

United States of America	€240,786	€239,708	€241,149
Europe	34,863	16	100
Total net revenues from continuing operations	€275,649	€239,724	€241,249

Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location

	December 31,
	2024	2023	2022

	(Euro, in thousands)
Belgium	€95,686	€56,209	€72,087
France	5	1,438	20,397
The Netherlands	239,454	251,230	255,461
Switzerland	92	3,247	4,962
Spain	—	—	3,037
United States of America	22,533	11,660	12,729
Other	—	—	1,747
Total non-current assets	€357,770	€323,784	€370,420